Securities (Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income) (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025	Oct. 31, 2025
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 3,764		$ 3,764		$ 3,047
Dividend income recognized	70	$ 86	187	$ 275
Common shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	2,975		2,975		2,536
Dividend income recognized	34	52	86	167
Preference shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	789		789		$ 511
Dividend income recognized	$ 36	$ 34	$ 101	$ 108